Other Equity Instruments - Schedule of Number and Weighted Average Exercise Prices of Other Equity Instruments (Detail) pure in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,797	3,800	3,827
Shares granted / Share options cost incurred	26	13	26
Shares vested / Share options forfeited	(30)	(16)	(53)
Ending balance	3,794	3,797	3,800
Junior perpetual capital securities [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	3,008	3,008	3,008
Ending balance	3,008	3,008	3,008
Perpetual cumulative subordinated bonds [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	454	454	454
Ending balance	454	454	454
Share options and incentive plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	65	68	94
Shares granted / Share options cost incurred	26	13	26
Shares vested / Share options forfeited	(30)	(16)	(53)
Ending balance	61	65	68
Non-cumulative subordinated notes [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	271	271	271
Ending balance	271	271	271